Quarterly Report
September 30, 2019
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 4.9%
CACI International, Inc., “A” (a)	50,354	$11,644,866
Cubic Corp.	141,712	9,980,776
FLIR Systems, Inc.	195,986	10,306,904
Kratos Defense & Security Solutions, Inc. (a)	200,922	3,736,145
		$35,668,691
Apparel Manufacturers – 2.4%
Levi Strauss & Co., “A” (l)	584,941	$11,137,276
Skechers USA, Inc., “A” (a)	167,965	6,273,493
		$17,410,769
Automotive – 3.7%
Hella KGaA Hueck & Co.	101,064	$4,518,547
IAA, Inc. (a)	157,724	6,581,823
KAR Auction Services, Inc.	137,967	3,387,090
Stoneridge, Inc. (a)	229,109	7,095,506
Visteon Corp. (a)	70,106	5,786,549
		$27,369,515
Biotechnology – 6.0%
10x Genomics, Inc., “A” (a)	54,397	$2,741,609
Adaptive Biotechnologies Corp. (a)	103,175	3,188,108
Aimmune Therapeutics, Inc. (a)(l)	181,662	3,804,002
Alder BioPharmaceuticals, Inc. (a)	204,585	3,858,473
Amicus Therapeutics, Inc. (a)	468,125	3,754,363
Bio-Techne Corp.	39,182	7,666,742
Immunomedics, Inc. (a)	165,986	2,200,974
Morphosys AG, ADR (a)(l)	162,709	4,469,616
Neurocrine Biosciences, Inc. (a)	45,618	4,110,638
Sarepta Therapeutics, Inc. (a)	21,143	1,592,491
Tricida, Inc. (a)	107,463	3,317,383
Twist Bioscience Corp. (a)	127,747	3,050,598
		$43,754,997
Brokerage & Asset Managers – 3.3%
Hamilton Lane, Inc., “A”	156,305	$8,903,133
TMX Group Ltd.	132,172	11,406,987
WisdomTree Investments, Inc.	733,404	3,832,036
		$24,142,156
Business Services – 4.2%
Endava PLC, ADR (a)	226,117	$8,558,528
EVO Payments, Inc., “A” (a)	166,070	4,669,888
TriNet Group, Inc. (a)	109,573	6,814,345
WNS (Holdings) Ltd., ADR (a)	184,302	10,827,743
		$30,870,504
Chemicals – 1.1%
Ingevity Corp. (a)	98,497	$8,356,486
Computer Software – 6.6%
Avalara, Inc. (a)	72,297	$4,864,865
DocuSign, Inc. (a)	101,306	6,272,868
Everbridge, Inc. (a)	155,291	9,583,008
Pagerduty, Inc. (a)(l)	221,322	6,252,346
Paylocity Holding Corp. (a)	77,169	7,530,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Phreesia, Inc. (a)	166,443	$4,034,578
RingCentral, Inc. (a)	25,732	3,233,483
Zendesk, Inc. (a)	88,000	6,413,440
		$48,184,739
Computer Software - Systems – 6.2%
Box, Inc., “A” (a)	356,331	$5,900,841
Five9, Inc. (a)	49,151	2,641,375
Pluralsight, Inc., “A” (a)(l)	349,509	5,870,004
Proofpoint, Inc. (a)	51,005	6,582,195
Q2 Holdings, Inc. (a)	102,101	8,052,706
Rapid7, Inc. (a)	200,013	9,078,590
RealPage, Inc. (a)	111,577	7,013,730
		$45,139,441
Construction – 2.3%
Summit Materials, Inc., “A” (a)	321,639	$7,140,386
Trex Co., Inc. (a)	105,440	9,587,659
		$16,728,045
Consumer Services – 4.7%
Bright Horizons Family Solutions, Inc. (a)	62,492	$9,530,030
MakeMyTrip Ltd. (a)	325,596	7,387,773
OneSpaWorld Holdings Ltd. (a)	520,763	8,087,450
Planet Fitness, Inc. (a)	160,806	9,305,843
		$34,311,096
Electrical Equipment – 3.6%
CTS Corp.	114,279	$3,698,068
Evoqua Water Technologies Corp. (a)	229,246	3,901,767
Generac Holdings, Inc. (a)	137,049	10,736,419
Littlefuse, Inc.	43,285	7,674,863
		$26,011,117
Electronics – 1.7%
Monolithic Power Systems, Inc.	30,964	$4,818,927
nLIGHT, Inc. (a)	208,638	3,267,271
Silicon Laboratories, Inc. (a)	40,684	4,530,164
		$12,616,362
Entertainment – 2.5%
CTS Eventim AG	134,337	$7,569,948
Live Nation, Inc. (a)	45,052	2,988,750
Manchester United PLC, “A”	452,487	7,434,361
		$17,993,059
Food & Drug Stores – 0.8%
Grocery Outlet Holding Corp. (a)	172,004	$5,965,099
Gaming & Lodging – 1.2%
Wyndham Hotels & Resorts, Inc.	162,511	$8,408,319
General Merchandise – 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	159,366	$9,345,222
Internet – 0.8%
CarGurus, Inc. (a)	189,439	$5,863,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Funko, Inc., “A” (a)(l)	413,405	$8,505,808
Peloton Interactive, Inc., “A” (a)	142,816	3,584,682
		$12,090,490
Machinery & Tools – 0.9%
Ritchie Bros. Auctioneers, Inc.	161,924	$6,460,768
Medical & Health Technology & Services – 6.7%
Charles River Laboratories International, Inc. (a)	76,523	$10,129,349
Guardant Health, Inc. (a)	49,938	3,187,542
HealthEquity, Inc. (a)	90,249	5,157,279
ICON PLC (a)	64,379	9,485,602
PRA Health Sciences, Inc. (a)	65,107	6,460,568
Syneos Health, Inc. (a)	107,489	5,719,490
Teladoc Health, Inc. (a)(l)	127,912	8,662,201
		$48,802,031
Medical Equipment – 9.7%
Inspire Medical Systems, Inc. (a)	59,438	$3,626,907
iRhythm Technologies, Inc. (a)	79,371	5,882,185
Masimo Corp. (a)	53,206	7,916,521
Merit Medical Systems, Inc. (a)	235,583	7,175,858
Nevro Corp. (a)	60,338	5,187,258
OptiNose, Inc. (a)(l)	354,152	2,479,064
OrthoPediatrics Corp. (a)	225,163	7,939,247
PerkinElmer, Inc.	79,452	6,766,927
Quidel Corp. (a)	110,854	6,800,893
Silk Road Medical, Inc. (a)	95,915	3,120,115
STERIS PLC	38,070	5,500,734
TransMedics Group, Inc. (a)(l)	126,590	3,006,512
West Pharmaceutical Services, Inc.	38,427	5,449,717
		$70,851,938
Network & Telecom – 1.4%
Interxion Holding N.V. (a)	129,733	$10,568,050
Oil Services – 1.5%
Core Laboratories N.V.	164,542	$7,670,948
Patterson-UTI Energy, Inc.	387,518	3,313,279
		$10,984,227
Other Banks & Diversified Financials – 4.4%
Bank OZK	128,474	$3,503,486
LegacyTexas Financial Group, Inc.	176,913	7,701,023
Signature Bank	43,186	5,148,635
Texas Capital Bancshares, Inc. (a)	144,868	7,917,036
Wintrust Financial Corp.	127,200	8,220,936
		$32,491,116
Pharmaceuticals – 2.3%
Aquestive Therapeutics, Inc. (a)	102,180	$324,932
BridgeBio Pharma, Inc. (a)	106,917	2,295,508
Collegium Pharmaceutical, Inc. (a)	206,379	2,369,231
Forty Seven, Inc. (a)	114,805	737,048
GW Pharmaceuticals PLC, ADR (a)(l)	33,907	3,900,322
Orchard RX Ltd., ADR (a)	180,855	2,148,558
Principia Biopharma, Inc. (a)	93,117	2,629,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
SpringWorks Therapeutics, Inc. (a)	121,405	$2,632,061
		$17,037,284
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	617,281	$1,870,361
Real Estate – 3.4%
Big Yellow Group PLC, REIT	362,529	$4,631,315
Industrial Logistics Properties Trust, REIT	448,972	9,540,655
STAG Industrial, Inc., REIT	364,265	10,738,532
		$24,910,502
Restaurants – 1.6%
Performance Food Group Co. (a)	252,674	$11,625,531
Special Products & Services – 1.2%
Boyd Group Income Fund, IEU	68,741	$9,109,603
Specialty Chemicals – 4.5%
Axalta Coating Systems Ltd. (a)	366,395	$11,046,809
Ferro Corp. (a)	771,267	9,147,227
Ferroglobe PLC (a)	557,989	630,527
RPM International, Inc.	85,044	5,851,878
Univar Solutions, Inc. (a)	300,182	6,231,778
		$32,908,219
Specialty Stores – 1.3%
Chewy, Inc., “A” (a)(l)	87,928	$2,161,270
Hudson Ltd., “A” (a)	589,993	7,239,214
		$9,400,484
Trucking – 0.9%
Schneider National, Inc.	319,331	$6,935,869
Total Common Stocks		$724,185,227
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	5,355,990	$5,355,990
Collateral for Securities Loaned – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	12,274,926	$12,274,926

Other Assets, Less Liabilities – (1.5)%		(11,006,608)
Net Assets – 100.0%		$730,809,535
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,355,990 and $736,460,153, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$724,185,227	$—	$—	$724,185,227
Mutual Funds	17,630,916	—	—	17,630,916
Total	$741,816,143	$—	$—	$741,816,143
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $27,955,138. These loans were collateralized by cash of $12,274,926 and U.S. Treasury Obligations (held by the lending agent) of $16,175,209.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,829,160	$169,235,250	$171,709,220	$911	$(111)	$5,355,990
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$233,326	$—